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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number      811-05646

New Century Portfolios
(Exact name of registrant as specified in charter)

100 William Street, Suite 200 Wellesley, Massachusetts	02481
(Address of principal executive offices)	(Zip code)

Nicole M. Tremblay, Esq.

Weston Financial Group, Inc. 100 William Street, Suite 200 Wellesley, MA 02481
(Name and address of agent for service)

Registrant's telephone number, including area code:     (781) 235-7055

Date of fiscal year end:       October 31

Date of reporting period:      July 1, 2016 - June 30, 2017

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a)	The name of the issuer of the portfolio security;

(b)	The exchange ticker symbol of the portfolio security;

(c)	The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d)	The shareholder meeting date;

(e)	A brief identification of the matter voted on;

(f)	Whether the matter was proposed by the issuer or by a security holder;

(g)	Whether the registrant cast its vote on the matter;

(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i)	Whether the registrant cast its vote for or against management.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    New Century Portfolios

By (Signature and Title)*		/s/ Nicole M. Tremblay
Nicole M. Tremblay, President
Date	July 5, 2017

* Print the name and title of each signing officer under his or her signature.

EXHIBIT A

New Century Portfolios' Form N-PX (Annual Proxy Voting Record) (07/01/16 - 06/30/17)

New Century Portfolios
New Century Capital Portfolio
Ticker: NCCPX
Proxy Voting Record: 07/01/16 - 06/30/17
Issuer	Ticker	Cusip Number	Shareholder Mtg Date	Actions Voted on	Matter Proposed by Issuer or Security Holder	Did Registrant Cast its Vote on the Matter	How Registrant Cast Vote	Whether Registrant Cast its Vote For or Against Management
Investment Company Institute	N/A	N/A	10/05/16	Elect Governors	Issuer	Yes	For	For
Investment Company Institute	N/A	N/A	10/05/16	Ratification of PricewaterhouseCoopers LLP as independent auditors for fiscal year ending September 30, 2016	Issuer	Yes	For	For
Investment Company Institute	N/A	N/A	10/05/16	Other Matters	Issuer	Yes	For	For
Investment Company Institute	N/A	N/A	12/09/16	Amendment of the Institute's Certificate of Incorporaiton and By-Laws to add a new global devision.	Issuer	Yes	For	For
STIT Treasury Portfolio Institutional	SRIXX	825252406	03/09/17	Election of Trustees	Issuer	Yes	For	For
STIT Treasury Portfolio Institutional	SRIXX	825252406	03/09/17	To approv an amendment to the Trust's Agreement and Declaration	Issuer	Yes	For	For
STIT Treasury Portfolio Institutional	SRIXX	825252406	03/09/17	To approve changing the Fundamental Investment Restriction regarding the purchase and sale of physical commondities.	Issuer	Yes	For	For
STIT Treasury Portfolio Institutional	SRIXX	825252406	03/09/17	To approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Powershares Capital Management LLC	Issuer	Yes	For	For
STIT Treasury Portfolio Institutional	SRIXX	825252406	03/09/17	To approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited	Issuer	Yes	For	For
MFS Growth Fund - Class I	MFEIX	552985863	03/23/17	Elect Directors	Issuer	Yes	For	For
MFS International Value Fund - Class I	MINIX	55273E822	03/23/17	Elect Directors	Issuer	Yes	For	For
iShares Funds S&P 500 Growth ETF	IVW	464287309	06/19/17	Elect Directors	Issuer	Yes	For	For
iShares Funds S&P Mid-Cap 400 Growth ETF	IJK	464287606	06/19/17	Elect Directors	Issuer	Yes	For	For
iShares Funds Nasdaq Biotech ETF	IBB	464287556	06/19/17	Elect Directors	Issuer	Yes	For	For
iShares Funds S&P 500 Value ETF	IVE	464287408	06/19/17	Elect Directors	Issuer	Yes	For	For

New Century Portfolios
New Century Balanced Portfolio
Ticker: NCIPX
Proxy Voting Record: 07/01/16 - 06/30/17
Issuer	Ticker	Cusip Number	Shareholder Mtg Date	Actions Voted on	Matter Proposed by Issuer or Security Holder	Did Registrant Cast its Vote on the Matter	How Registrant Cast Vote	Whether Registrant Cast its Vote For or Against Management
Brown Capital Management Small Company Fund - Institutional Shares	BCSSX	115291403	07/15/16	To approve a new investment advisory agreement between the Trust and Brown Capital Management, LLC with regard to each of the Funds.	Issuer	Yes	For	For
Brown Capital Management Small Company Fund - Institutional Shares	BCSSX	115291403	07/15/16	To make revisions to the Funds' fundamental investment restrictions.	Issuer	Yes	For	For
Investment Company Institute	N/A	N/A	10/05/16	Elect Governors	Issuer	Yes	For	For
Investment Company Institute	N/A	N/A	10/05/16	Ratification of PricewaterhouseCoopers LLP as independent auditors for fiscal year ending September 30, 2016	Issuer	Yes	For	For
Investment Company Institute	N/A	N/A	10/05/16	Other Matters	Issuer	Yes	For	For
Investment Company Institute	N/A	N/A	12/09/16	Amendment of the Institute's Certificate of Incorporaiton and By-Laws to add a new global devision.	Issuer	Yes	For	For
STIT Treasury Portfolio Institutional	SRIXX	825252406	03/09/17	Election of Trustees	Issuer	Yes	For	For
STIT Treasury Portfolio Institutional	SRIXX	825252406	03/09/17	To approv an amendment to the Trust's Agreement and Declaration	Issuer	Yes	For	For
STIT Treasury Portfolio Institutional	SRIXX	825252406	03/09/17	To approve changing the Fundamental Investment Restriction regarding the purchase and sale of physical commondities.	Issuer	Yes	For	For
STIT Treasury Portfolio Institutional	SRIXX	825252406	03/09/17	To approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Powershares Capital Management LLC	Issuer	Yes	For	For
STIT Treasury Portfolio Institutional	SRIXX	825252406	03/09/17	To approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited	Issuer	Yes	For	For
MFS Value Fund - Class I	MEIIX	552983694	03/23/17	Elect Directors	Issuer	Yes	For	For
iShares Funds Core S&P 500 ETF	IVV	464287200	06/19/17	Elect Directors	Issuer	Yes	For	For
Allianz GI Convertible & Inc. II Common	NCZ	018825109	07/13/17	Elect Directors	Issuer	Yes	For	For

New Century Portfolios
New Century International Portfolio
Ticker: NCFPX
Proxy Voting Record: 07/01/16 - 06/30/17
Issuer	Ticker	Cusip Number	Shareholder Mtg Date	Actions Voted on	Matter Proposed by Issuer or Security Holder	Did Registrant Cast its Vote on the Matter	How Registrant Cast Vote	Whether Registrant Cast its Vote For or Against Management
Investment Company Institute	N/A	N/A	10/05/16	Elect Governors	Issuer	Yes	For	For
Investment Company Institute	N/A	N/A	10/05/16	Ratification of PricewaterhouseCoopers LLP as independent auditors for fiscal year ending September 30, 2016	Issuer	Yes	For	For
Investment Company Institute	N/A	N/A	10/05/16	Other Matters	Issuer	Yes	For	For
Investment Company Institute	N/A	N/A	12/09/16	Amendment of the Institute's Certificate of Incorporaiton and By-Laws to add a new global devision.	Issuer	Yes	For	For
STIT Treasury Portfolio Institutional	SRIXX	825252406	03/09/17	Election of Trustees	Issuer	Yes	For	For
STIT Treasury Portfolio Institutional	SRIXX	825252406	03/09/17	To approv an amendment to the Trust's Agreement and Declaration	Issuer	Yes	For	For
STIT Treasury Portfolio Institutional	SRIXX	825252406	03/09/17	To approve changing the Fundamental Investment Restriction regarding the purchase and sale of physical commondities.	Issuer	Yes	For	For
STIT Treasury Portfolio Institutional	SRIXX	825252406	03/09/17	To approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Powershares Capital Management LLC	Issuer	Yes	For	For
STIT Treasury Portfolio Institutional	SRIXX	825252406	03/09/17	To approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited	Issuer	Yes	For	For
STIT Treasury Portfolio Institutional	SRIXX	825252406	03/09/17	Election of Trustees	Issuer	Yes	For	For
STIT Treasury Portfolio Institutional	SRIXX	825252406	03/09/17	To approv an amendment to the Trust's Agreement and Declaration	Issuer	Yes	For	For
STIT Treasury Portfolio Institutional	SRIXX	825252406	03/09/17	To approve changing the Fundamental Investment Restriction regarding the purchase and sale of physical commondities.	Issuer	Yes	For	For
STIT Treasury Portfolio Institutional	SRIXX	825252406	03/09/17	To approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Powershares Capital Management LLC	Issuer	Yes	For	For
STIT Treasury Portfolio Institutional	SRIXX	825252406	03/09/17	To approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited	Issuer	Yes	For	For
MFS International Value Fund - Class I	MINIX	55273E822	03/23/17	Elect Directors	Issuer	Yes	For	For
iShares Funds MSCI Japan ETF	EWJ	46434G822	06/19/17	Elect Directors	Issuer	Yes	For	For
iShares Funds MSCI Europe ETF	IEUR	46434V738	06/19/17	Elect Directors	Issure	Yes	For	For
iShares Funds MSCI UK ETF	EWU	46435G334	06/19/17	Elect Directors	Issure	Yes	For	For
iShares Funds MSCI Sweden Capped ETF	EWD	464286756	06/19/17	Elect Directors	Issure	Yes	For	For
iShares Funds MSCI Australia ETF	EWA	464286103	06/19/17	Elect Directors	Issure	Yes	For	For
iShares Funds MSCI Switzerland Capped ETF	EWL	464286749	06/19/17	Elect Directors	Issure	Yes	For	For
iShares Funds MSCI Germany ETF	EWG	464286806	06/19/17	Elect Directors	Issure	Yes	For	For

New Century Portfolios
New Century Alternative Strategies Portfolio
Ticker: NCHPX
Proxy Voting Record: 07/01/16 - 06/30/17

Issuer	Ticker	Cusip Number	Shareholder Mtg Date	Actions Voted on	Matter Proposed by Issuer or Security Holder	Did Registrant Cast its Vote on the Matter	How Registrant Cast Vote	Whether Registrant Cast its Vote For or Against Management
Blackrock Enhanced Equity Dividend Trust	BDJ	09251A104	07/26/16	Elect Directors	Issuer	Yes	For	For
Investment Company Institute	N/A	N/A	10/05/16	Elect Governors	Issuer	Yes	For	For
Investment Company Institute	N/A	N/A	10/05/16	Ratification of PricewaterhouseCoopers LLP as independent auditors for fiscal year ending September 30, 2016	Issuer	Yes	For	For
Investment Company Institute	N/A	N/A	10/05/16	Other Matters	Issuer	Yes	For	For
Versus Multi-Manager Real Estate Inc. FD CL	VCMIX	92532P207	10/04/16	A new investment sub-advisory agreement by and amond the Fund, Versus Capital Advisors LLC (the "Adviser") and Principal Real Estate Investors LLC	Issuer	Yes	For	For
Versus Multi-Manager Real Estate Inc. FD CL	VCMIX	92532P207	10/04/16	A new investment sub-advisory agreement by and amond the Fund, the Adviser and Heitman Real Estate Securities, LLC	Issuer	Yes	For	For
Versus Multi-Manager Real Estate Inc. FD CL	VCMIX	92532P207	10/04/16	A new investment sub-advisory agreement by and amond the Fund, the Adviser and Heitman Real Estate Securities GMBH	Issuer	Yes	For	For
Versus Multi-Manager Real Estate Inc. FD CL	VCMIX	92532P207	10/04/16	A new investment sub-advisory agreement by and amond the Fund, the Adviser and Heitman International Real Estate Securities HK Limited	Issuer	Yes	For	For
CBRE Clarion Global Real Estate Inc. FD	IGR	12504G100	10/12/16	Elect Directors	Issuer	Yes	For	For
Investment Company Institute	N/A	N/A	12/09/16	Amendment of the Institute's Certificate of Incorporaiton and By-Laws to add a new global devision.	Issuer	Yes	For	For
Templeton Global Income Fund	GIM	880198106	03/01/17	Election of Trustees	Issuer	Yes	For	For
Templeton Global Income Fund	GIM	880198106	03/01/17	Ratification of PricewaterhouseCoopers LLP as independent auditors for fiscal year ending December 31, 2017	Issuer	Yes	For	For
STIT Treasury Portfolio Institutional	SRIXX	825252406	03/09/17	Election of Trustees	Issuer	Yes	For	For
STIT Treasury Portfolio Institutional	SRIXX	825252406	03/09/17	To approv an amendment to the Trust's Agreement and Declaration	Issuer	Yes	For	For
STIT Treasury Portfolio Institutional	SRIXX	825252406	03/09/17	To approve changing the Fundamental Investment Restriction regarding the purchase and sale of physical commondities.	Issuer	Yes	For	For
STIT Treasury Portfolio Institutional	SRIXX	825252406	03/09/17	To approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Powershares Capital Management LLC	Issuer	Yes	For	For
STIT Treasury Portfolio Institutional	SRIXX	825252406	03/09/17	To approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited	Issuer	Yes	For	For
Kellner Merger Fund Institutional Class	GAKIX	00768D335	03/03/17	Election of Trustees	Issuer	Yes	For	For
Berwyn Income Fund	BERIX	46141Q493	06/16/17	To approve an Agreement and Plan of Reorganization	Issuer	Yes	For	For